STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss for the period	€ (31,164)	€ (25,517)	€ (18,946)
Adjustments to reconcile net loss to cash flows from operating activities
Amortization and depreciation of intangible and tangible assets	311	280	262
Additions of provisions, net of reversals	39	34	(33)
Expenses associated with share-based payments	3,422	785	63
Change in deferred tax			(80)
Costs incurred in relation to equity transactions, initially recognized as a reduction from shareholders' equity			445
Financial interest	562	628	1,080
Conversion settled with cash payment			301
Amortization of the day one Loss	54
Changes in fair value of financial instruments	1,856	10,080	1,867
Interests on investment accounts	(4)	(1)	(4)
Financial indemnity, net, Negma	1,675	(34)
Unwinding of conditional advances and other financial expenses	397	452
Amortized cost of non-convertible bonds and debt component of the convertible notes	68	189	328
Operating cash flows before change in working capital requirements	(22,785)	(13,104)	(14,718)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)	1,010	(3,361)	333
(Decrease) increase in other non-current financial assets	(2)	(4)
(Decrease) increase in other receivables	1,297	(2,654)	2,941
Decrease (increase) in trade payables	380	(479)	(2,641)
Decrease (increase) in tax and social security liabilities	(552)	(183)	137
Decrease (increase) in other creditors and miscellaneous liabilities	(113)	(41)	(104)
Cash flows from operating activities	(23,795)	(9,743)	(15,051)
Cash flows used in investing activities
Acquisition of intangible and tangible assets	(344)	(214)	(282)
Interests on investment accounts	4	1	4
Purchase of term deposits classified as other current financial assets		(12,500)
Sale of term deposits classified as other current financial assets	12,500
Cash flows used in investing activities	12,160	(12,713)	(278)
Cash flows from financing activities
Proceeds from share capital increase	16,584	23,486
Costs paid in relation to equity transactions	(2,099)	(3,496)
Net financial indemnity received from/ (paid to) Negma	(1,675)	34
Subscription of warrants (BSA)		271
Exercise of warrants (BSA) and founders' warrants (BSPCE)	742	862
Proceeds from research tax credit prefinancing, net of guarantee deposit	3,011	1,964	4,355
Reimbursement of the prefinanced CIR receivables, net of guarantee deposit	(2,252)	(4,589)
Proceeds from conditional advances	400		73
Repayment of conditional advances	(279)	(136)
Financial interest paid	(562)	(628)	(1,080)
Conversion settled with cash payment	(910)		(301)
Proceeds from the issuance of convertible notes and non-convertible bonds	20,484	8,730	6,920
Repayment non-convertible bonds	(3,550)	(3,214)	(2,292)
Repayment of convertible notes		(863)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds	(125)	(453)	(350)
Repayment of lease obligations	(54)		(47)
Change in short-term bank overdrafts		(15)
Cash flows from financing activities	29,715	21,953	7,278
Net effect of exchange rate changes on cash and cash equivalents	(1)	13	(18)
Increase (decrease) in cash and cash equivalents	18,079	(490)	(8,069)
Cash and cash equivalents at the beginning of the period (including bank overdrafts)	5,847	6,337	14,406
Cash and cash equivalents at the end of the period (including bank overdrafts)	€ 23,926	€ 5,847	€ 6,337